3: UNITED STATES
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2
1. Name and address of Issuer: The BBH Trust
21 Milk Street
Boston, MA 02109

2. The name of each series or class of funds for which this Form is being filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

The BBH Tax Free Short/Intermediate Fixed Income Fund

3. Investment Company Act File Number: 811-03779
Securities Act File Number: 033-48606

4(a). Last day of fiscal year for which this notice is filed: June 30, 2002

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2)

Note: If Form is being filed late, interest must be paid on
the registration fee due.

4(c). [] Check the box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

(i) Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):	58,093,069.78

(ii) Aggregate price of securities redeemed or
repurchased during the fiscal year:	41,504,748.78

(iii)Aggregate price of securities redeemed or
repurchased during any prior fiscal year
ending no earlier than October 11, 1995 that
were not previously used to reduce
registration fee payable to the Commission:
As of June 30, 2002	16,501,616.00

Subtotal	16,501,616.00

(iv) Total available redemption credits
[add Items 5(ii) and 5(iii)]:	58,006,364.78

(v) Net sales - if Item 5(i) is greater
than Item 5(iv)[subtract Item 5(iv)
from Item 5(i)]:	86,705.00

(vi) Redemption credits available for use
in future years - if Item 5(i) is less
than Item 5(iv)[subtract Item	-
5(iv) from Item 5(i):

(vii)Multiplier for determining registration fee
(See Instruction C.9) x .000092	0.000092

(viii)Registration fee due [multiply Item 5(v) by Item
5 (vii) (enter "0" if no fee is due):	7.98

6. Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule
24e-2], then report the amount of securities (number of shares or other units deducted here: _____ . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by
the issuer in future fiscal years, then state that number here: _____.	-

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

-

8. Total of the amount of the registration fee due plus any interest due
[line 5(vii) plus line 7]:

9. Date the registration fee and any interest payment was sent to the	7.98
Commission's lockbox depository:

September 25, 2001

Method of Delivery:

[x] Wire Transfer
[ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /S/ John Smith
John Smith
Assitant Treasurer

Date September 25, 2001

*Please print the name and title of the signing officer below the signature.
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